Revenue - Schedule of Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Copper-gold concentrate
REVENUE	$ 1,644,133	$ 51,520
Copper [Member]
Copper-gold concentrate
REVENUE	1,010,752	37,596
Gold [Member]
Copper-gold concentrate
REVENUE	616,124	13,172
Silver [Member]
Copper-gold concentrate
REVENUE	$ 17,257	$ 752